17. SUBSQUENT EVENTS (Details Narrative) (USD $)	Jun. 30, 2012
Subsquent Events Details Narrative
Acquire 100% interest in certain patented lode claims within the boundaries of Ann Mason Project	$ 100,000
NSR royalty on Ann Mason claims	2.00%